Other Long Term Investments (Tables)	12 Months Ended
Dec. 31, 2022
Investments, All Other Investments [Abstract]
Other Long-Term Investments
The following component represents components of Other long-term investments as of December 31, 2022:

	Ownership interest as of December 31,
	2022	Instrument Held
Investee
CVH LLC Class A	14.1%	Units
CVH LLC Class B	38.4%	Units